Offerings - Offering: 1	May 20, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share, Amended and Restated 2023 Omnibus Incentive Plan
Amount Registered | shares	10,200,000
Proposed Maximum Offering Price per Unit	1.25
Maximum Aggregate Offering Price	$ 12,750,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,760.78
Offering Note	(1) In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (2) Represents 10,200,000 shares of Common Stock that may be issued pursuant to the Registrant's Amended and Restated 2023 Omnibus Incentive Plan (the "2023 OIP") that were authorized for issuance under the 2023 OIP by the Registrant's stockholders; (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act of 1933, as amended. The price per share and aggregate offering price are calculated on the basis of $1.25, the average of the high and low price of the registrant's Common Stock as reported on the Nasdaq Global Select Market on May 20, 2026. (4) The Registrant does not have any fee offsets.